Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
ASSETS
Cash and equivalents	$ 2,367	$ 2,052
Receivables, less allowances of $104 in 2011 and $109 in 2012	4,983	4,502
Inventories:
Finished products	747	742
Raw materials and work in process	1,378	1,358
Total inventories	2,125	2,100
Other current assets	651	691
Total current assets	10,126	9,345
Property, plant and equipment
Land	268	266
Buildings	2,103	2,010
Machinery and equipment	6,193	6,115
Construction in progress	370	340
Property, Plant and Equipment, gross	8,934	8,731
Less: Accumulated depreciation	5,425	5,294
Property, plant and equipment, net	3,509	3,437
Other assets
Goodwill	8,026	8,771
Other intangible assets	1,838	1,969
Other	319	339
Total other assets	10,183	11,079
Total assets	23,818	23,861
Short-term borrowings and current maturities of long-term debt	1,506	877
Accounts payable	2,767	2,677
Accrued expenses	2,732	2,772
Income taxes	128	139
Total current liabilities	7,133	6,465
Long-term debt	3,787	4,324
Other liabilities	2,456	2,521
Equity
Preferred stock, $2.50 par value per share; Authorized, 5,400,000 shares; issued, none	0	0
Common stock, $0.50 par value per share; Authorized, 1,200,000,000 shares; issued, 953,354,012 shares; outstanding, 738,877,768 shares in 2011 and 724,113,291 shares in 2012	477	477
Additional paid-in capital	324	317
Retained Earnings	18,107	17,310
Accumulated Other Comprehensive Income	(731)	(562)
Common stockholders' equity before treasury stock	18,177	17,542
Less: Cost of common stock in treasury, 214,476,244 shares in 2011 and 229,240,721 shares in 2012	7,882	7,143
Common stockholders' equity	10,295	10,399
Noncontrolling interests in subsidiaries	147	152
Total equity	10,442	10,551
Total liabilities and equity	$ 23,818	$ 23,861